Summary of Significant Accounting Policies - Schedule of Exchange Rates (Details)	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Euro to USD [Member]
Exchange Rate at Balance Sheet Dates	1.12165		1.12200
Exchange Rate for Operating Periods	1.11443		1.13580
Colombian Peso to USD [Member]
Exchange Rate at Balance Sheet Dates			0.00031	0.00036
Exchange Rate for Operating Periods		0.00034	0.00033	0.00034